Income Tax Expense - Summary of the Reconciliation of Statutory Tax Rates to Effective Tax Rate (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax	¥ 3,856	¥ 8,610	¥ 6,497
Tax calculated at the tax rate of 25% (2017: 25%, 2016:25%)	964	2,152	1,624
Lower tax rates enacted by local authority	(93)	(87)	(102)
Share of results of associates and joint ventures	(51)	(63)	(37)
Income not subject to tax	(9)	(13)	(10)
Expenses not deductible for tax	88	38	117
Utilization of previously unrecognized tax losses	(60)	(253)	(51)
Unrecognized tax losses for the year	28	48	13
Utilization of previously unrecognized deductible temporary differences	(1)	(5)	(10)
Unrecognized deductible temporary differences	23	2	6
Adjustments in respect of current tax of previous periods	61	(8)
Super deduction of research and development costs	(24)	(11)	(8)
Income tax expense	¥ 926	¥ 1,800	¥ 1,542
Effective tax rate	24.01%	20.91%	23.73%